CAPITAL STOCK (Tables)	6 Months Ended
Oct. 31, 2014
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Total of Restricted Shares:	17,550,000
Total of Non-Restricted Shares:	12,218,750
Total of Outstanding Shares:	29,768,750